As filed with the Securities and Exchange Commission on August 23, 2005
                                     Investment Company Act file number 811-8312


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                         INSTITUTIONAL DAILY INCOME FUND
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                   (Address of principal executive offices)           (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

ITEM 1: SCHEDULE OF INVESTMENTS

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2005


      Face                                                                       Maturity                    Value
     Amount                                                                        Date      Yield         (Note 1)
     ------                                                                        ----      -----          ------
Asset Back Commercial Paper (27.90%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Clipper Receivables Corporation                                 07/01/05      3.35%    $   20,000,000
    20,000,000  Govco Incorporated                                              08/09/05      3.21         19,930,883
    20,000,000  Greyhawk Funding                                                08/23/05      3.23         19,905,483
    15,000,000  Lockhart Funding LLC                                            07/07/05      3.13         14,992,225
    20,000,000  Market Street Funding                                           07/12/05      3.08         19,981,300
    15,000,000  Sigma Finance Corporation                                       07/18/05      3.09         14,978,254
    13,339,000  Steamboat Funding Corporation                                   07/15/05      3.19         13,322,504
    15,000,000  Windmill Funding Corporation                                    08/25/05      3.31         14,924,604
  --------------                                                                                         --------------
   138,339,000  Total Asset Back Commercial Paper                                                         138,035,254
  --------------                                                                                         --------------
Commercial Paper (4.04%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Charta LLC
                Insured by AMBAC Indemnity Corporation                          07/14/05      3.11%    $   19,977,683
  --------------                                                                                         --------------
    20,000,000  Total Commercial Paper                                                                     19,977,683
  --------------                                                                                         --------------
Domestic Certificate of Deposit (3.03%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Wells Fargo Bank                                                07/08/05      3.10%    $   15,000,000
  --------------                                                                                         --------------
    15,000,000  Total Domestic Certificate of Deposit                                                      15,000,000
  --------------                                                                                         --------------
Eurodollar Certificates of Deposit (9.10%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Alliance & Leicester PLC                                        08/11/05      3.18%    $   20,000,226
    10,000,000  Barclays Bank of PLC                                            07/21/05      3.10          9,999,999
    15,000,000  Barclays Bank of PLC                                            08/17/05      3.21         15,000,194
  --------------                                                                                         --------------
    45,000,000  Total Eurodollar Certificates of Deposit                                                   45,000,419
  --------------                                                                                         --------------
Floating Rate Securities (3.03%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Bank of America Prime Floater                                   12/15/05      3.07%    $   10,000,000
     5,000,000  Caterpillar Financial Services Corporation                      07/11/05      3.25          5,000,000
 --------------                                                                                         --------------
    15,000,000  Total Floating Rate Securities                                                             15,000,000
 --------------                                                                                         --------------
Foreign Commercial Paper (16.74%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  ANZ National International Ltd.                                 07/19/05      3.11%    $   19,969,049
    20,000,000  Banco Bilbao Vizcaya Argentaria S.A.                            07/15/05      3.06         19,976,356
    20,000,000  Danske Corporation                                              07/27/05      3.12         19,955,222
    23,000,000  Depfa Bank PLC                                                  08/08/05      3.16         22,924,011
    ----------                                                                                          --------------
    83,000,000  Total Foreign Commercial Paper                                                             82,824,638
  --------------                                                                                        --------------
Letter of Credit Commercial Paper (1.62%)
------------------------------------------------------------------------------------------------------------------------------------
$    8,000,000  Dean Health System Inc.
                LOC Marshall & Ilsley                                           07/06/05      3.07%    $    7,996,600
  --------------                                                                                          -------------
     8,000,000  Total Letter of Credit Commercial Paper                                                     7,996,600
  --------------                                                                                          -------------
Loan Participation (3.03%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Equitable Life Assurance Society with J.P. Morgan Chase         03/21/06      3.29%    $   15,000,000
  --------------                                                                                          -------------
    15,000,000  Total Loan Participation                                                                   15,000,000
  --------------                                                                                          -------------
Other Notes (1.75%)
------------------------------------------------------------------------------------------------------------------------------------
$    2,950,000  State of New York GO - Series 2000C
                LOC Dexia CLF                                                   08/04/05      2.45%    $    2,950,000
     2,205,000  Town of Middleborough, MA BAN - Series B                        09/30/05      2.45          2,205,803
     3,508,500  Ulster County, NY BAN - Series 2004B                            11/18/05      3.00          3,511,765
  --------------                                                                                         --------------
     8,663,500  Total Other Notes                                                                           8,667,568
  --------------                                                                                         --------------
Repurchase Agreement (10.92%)
------------------------------------------------------------------------------------------------------------------------------------
$   54,000,000  JP Morgan Securities Inc., purchased on 06/30/05, repurchase proceeds at maturity $54,005,040 (Collateralized by $118,645,283,
                GNMA, 5.000% to 7.500%, due 12/15/29 to 08/15/33,
                value $55,083,127)                                              07/01/05      3.36%    $   54,000,000
  --------------                                                                                         --------------
    54,000,000  Total Repurchase Agreement                                                                 54,000,000
  --------------                                                                                         --------------
Variable Rate Demand Instruments (d) (15.61%)
------------------------------------------------------------------------------------------------------------------------------------
$    1,435,000  American Micro Products
                LOC Firstar Bank                                                10/01/08      3.39%    $    1,435,000
     2,325,000  Atlas Metal Investment Corporation
                LOC Fifth Third Bank                                            10/01/20      3.34          2,325,000
       705,000  Automated Packaging Systems
                LOC National City Bank of Michigan/Illinois                     10/01/08      3.42            705,000
       970,000  Big Brothers Big Sisters
                LOC Fifth Third Bank                                            12/01/20      3.34            970,000
     3,515,000  Briarwood Investments, LLC
                Collateralized by Federal Home Loan Bank                        04/01/23      3.36          3,515,000
     5,850,000  CFM International Inc. Guaranteed Notes - Series 1999A
                LOC General Electric Company                                    01/01/10      3.33          6,850,000
     1,400,000  CJ Krehbiel Co.
                LOC Fifth Third Bank                                            10/01/10      3.34          1,400,000
       250,000  Colorado Springs, CO Adjustable Rate Taxable/Convertible Bonds
                (Goodwill Industries Project) - Series 1997B
                LOC Bank One                                                    02/01/07      3.36            250,000
     2,395,000  D.E.D.E. Realty
                LOC Fifth Third Bank                                            12/01/11      3.34          2,395,000
     2,105,000  Delta Capital LLC - Series 1996B
                LOC Bank One                                                    10/01/26      3.44          2,105,000
       980,000  Dickenson Press, Inc. - Series 1997
                LOC First Michigan Bank                                         01/01/27      3.44            980,000
     2,370,000  Erie County, NY IDA RB (Niagara-Maryland LLC Project) - Series 2003
                LOC Manufacturers and Traders Trust Co.                         06/01/23      3.42          2,370,000
     2,885,000  Ewing Enterprise
                LOC US Bank, N.A.                                               06/01/25      3.34          2,885,000
     1,105,000  First Metropolitan Title Company
                LOC LaSalle National Bank                                       05/01/24      3.44          1,105,000
     1,580,000  Frank J. Catanzaro Sons and Daughters
                LOC Firstar Bank                                                01/01/15      3.34          1,580,000
     2,780,000  Governor's Village LLC
                LOC Fifth Third Bank                                            03/01/20      3.34          2,780,000
     2,075,000  HFA of Lee County, FL
                Guaranteed by Federal National Mortgage Association             05/15/35      3.34          2,075,000
     1,375,000  Joe Holland Chevrolet
                LOC Fifth Third Bank                                            07/01/24      3.34          1,375,000
       400,000  JRB Corporation
                LOC Old Kent Bank & Trust Co.                                   07/01/26      3.44            400,000
     1,300,000  Kissel Holdings LLC
                LOC Firstar Bank                                                12/01/20      3.34          1,300,000
       555,000  Labelle Capital Funding - Series 1996A
                LOC National City Bank of Michigan/Illinois                     09/01/26      3.39            555,000
     4,800,000  Lake Mary Bay Limited Partnership
                LOC Amsouth Bank                                                03/01/25      3.44          4,800,000
     3,220,000  Landmark Church Of Christ
                LOC Columbus Bank & Trust Company                               04/01/20      3.40          3,220,000
     1,900,000  Lauren Company, LLC - Series 2003
                LOC Wells Fargo Bank, N.A.                                      07/01/33      3.37          1,900,000
       490,000  LRV Enterprises, LLC
                LOC First of America                                            09/01/21      3.49            490,000
     1,200,000  Mayfair Village Retirement Center, Inc., KY
                (Variable Rate Term Notes) - Series 1995
                LOC PNC Bank, N.A.                                              05/15/09      3.33          1,200,000
       730,000  Mississippi Business Finance Corporation IDRB
                (Howard Industries Inc. Project)
                LOC Amsouth Bank                                                06/01/10      3.40            730,000
     3,650,000  Mississippi Business Finance Corporation IDRB
                (ABT Co., Inc. Project) - Series 1997B
                LOC Wachovia Bank & Trust Company, N.A.                         04/01/22      3.41          3,650,000
     5,000,000  Mt. Vermont Phenol (General Electrics Co.)
                LOC JP Morgan Chase                                             05/19/06      3.28          5,000,000
     2,500,000  Mt. Caramel West Medical Office Building
                LOC National City Bank of Michigan/Illinois                     08/01/19      3.39          2,500,000
     1,050,000  Shepherd Capital, LLC
                LOC First of America                                            09/15/47      3.46          1,050,000
     5,000,000  St. Jones County IDA TVR
                LOC Allied Irish Bank                                           08/01/34      3.33          5,000,000
     1,600,000  Trendway Corporation
                LOC Michigan National Bank                                      12/01/26      3.44          1,600,000
     4,072,000  Washington State HFC Non-Profit Housing RB
                (Rockwood Program) - Series B
                LOC Wells Fargo Bank, N.A.                                      01/01/30      3.29          4,072,000
     2,010,000  Wholesome Group
                LOC Fifth Third Bank                                            10/01/20      3.34          2,010,000
     1,650,000  Wisconsin Housing Preservation Corporation
                LOC Marshall & Ilsley                                           05/01/35      3.34          1,650,000
  --------------                                                                                         --------------
    77,227,000  Total Variable Rate Demand Instruments                                                     77,227,000
  --------------                                                                                         --------------
Yankee Certificate of Deposit (4.04%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Banque Nationale De Paris                                       08/09/05      3.17%    $   20,000,101
  --------------                                                                                         --------------
    20,000,000  Total Yankee Certificate of Deposit                                                        20,000,101
  --------------                                                                                         --------------
                Total Investments (100.81%) (cost $498,729,264+)                                          498,729,264
                Cash and other assets, net of liabilities (-0.81%)                                        (3,999,967)
                                                                                                       --------------
                Net Assets (100.00%)                                                                   $  494,729,297
                                                                                                       ==============
                Net Asset Value, offering and redemption price per share:
                Class A shares, 119,221,794 shares outstanding (Note 3)                                $         1.00
                                                                                                       ==============
                Class B shares, 261,863,692 shares outstanding (Note 3)                                $         1.00
                                                                                                       ==============
                Pinnacle shares, 113,644,029 shares outstanding (Note 3)                               $         1.00
                                                                                                       ==============

                + Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     (a)  The interest rate is adjusted daily based upon Prime minus 2.935%.

     (b) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.12%.

     (c) Loan participation agreement with the interest rate adjusted monthly based upon one month LIBOR plus 0.02%.

     (d) Securities payable on demand at par including accrued interest (with seven days' notice). Interest rate is adjusted weekly.

     (e) The interest rate is adjusted weekly based upon average of prior week one month LIBOR plus 0.05%; weekly put at par.

     (f) The interest rate is adjusted weekly based upon one month LIBOR plus 0.25%.

     (g) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily.


KEY:

      BAN       =   Bond Anticipation Note                       HFC       =    Housing Finance Commission
      EDA       =   Economic Development Authority               IDA       =    Industrial Development Authority
      GNMA      =   Government National Mortgage Association     IDRB      =    Industrial Development Revenue Bond
      GO        =   General Obligation                           LOC       =    Letter of Credit
      HFA       =   Housing Finance Authority                    RB        =    Revenue Bond


INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2005


      Face                                                                                    Maturity                    Value
     Amount                                                                                     Date        Yield        (Note 1)
     ------                                                                                     ----        -----         ------

Repurchase Agreements (49.22%)
------------------------------------------------------------------------------------------------------------------------------------
$   90,000,000  Annaly Mortgage Management, purchased on 06/30/05, repurchase proceeds at maturity $90,008,525 (Collateralized by $240,691,663,
                GNMA, 3.500% to 5.250%, due 09/20/26 to 01/20/34, value $91,505,888)           07/01/05    3.41%    $   90,000,000
    60,000,000  Bank of America, purchased on 06/30/05, repurchase proceeds at maturity $31,002,325 (Collateralized by $23,176,000, USTR,
                 7.250% to 9.875%, due 11/15/15 to 05/15/16, value $31,382,718)                07/01/05    2.70         60,000,000
    40,000,000  Bear, Stearns & Co., purchased on 06/30/05, repurchase proceeds at maturity $40,003,778 (Collateralized by $103,361,339, GNMA, 3.375%
                to 8.500%, due 12/15/27 to 06/20/35, value $40,802,683)                        07/01/05    3.40         40,000,000
    75,000,000  JP Morgan Securities, Inc., purchased on 06/30/05, repurchase proceeds at maturity $75,005,729 (Collateralized by $137,870,000,
                TINT, 0.000%, due 02/15/19, value $76,501,301)                                 07/01/05    2.75         75,000,000
    66,000,000  UBS Paine Webber, purchased on 06/30/05, repurchase proceeds at maturity $66,005,408 (Collateralized by $62,785,000, TRIN,
                2.000%, due 07/15/14, value $67,324,345)                                       07/01/05    2.95         66,000,000

                                                                                                                        -----------
   331,000,000  TOTAL REPURCHASE AGREEMENTS                                                                            331,000,000
  --------------                                                                                                        -----------
U.S. Government Agencies (44.12%)
-----------------------------------------------------------------------------------------------------------------------------------
$  325,000,000   U.S. Treasury Bill                                                            07/07/05    2.78%    $  324,857,500
                                                                                                                      -------------
   325,000,000                                                                                                         324,857,500
   -----------                                                                                                        -------------
U.S. Government Obligations (10.76%)
-----------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  U.S. Treasury Bill                                                            10/13/05    3.11%     $   29,734,800
    30,000,000  U.S. Treasury Bill                                                            11/03/05    3.13          29,678,125
    20,000,000  U.S. Treasury Note, 3.03%                                                     02/28/06    1.63          19,817,742
--------------                                                                                                        ------------
    80,000,000  Total U.S. Government Obligations                                                                       79,230,667
--------------                                                                                                        ------------
                Total Investments (99.83%) (cost $735,088,167+)                                                        735,088,167
                Cash and other assets, net of liabilities (0.17%)                                                        1,242,418
                                                                                                                      ------------
                Net Assets (100.00%)                                                                                $  736,330,585
                                                                                                                      ============
                Net Asset Value, offering and redemption price per share:
                Class A shares,264,911,357 shares outstanding (Note 3)                                              $         1.00
                                                                                                                      ============
                Class B shares,432,518,816 shares outstanding (Note 3)                                              $         1.00
                                                                                                                      ============
                Pinnacles shares,  38,900,619 shares outstanding (Note 3)                                           $         1.00
                                                                                                                      ============

                + Aggregate cost for federal income tax purposes is identical.


KEY:

      GNMA      =   Government National Mortgage Association     TPRX      =    U.S. Treasury Principal Strip
      TINT      =   U.S.Treasury Coupon Strip


ITEM 2: CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Institutional Daily Income Fund

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date:  August 23, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date:  August 23, 2005

* Print the name and title of each signing officer under his or her signature.